Financial Risk Management and Fair Values of Financial Instruments - Details of Exposure to Currency Risk Arising from Recognized Monetary Assets or Liabilities Denominated in a Currency Other Than Functional Currency (Detail) - Currency Risk [member] - TWD ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Financial assets, class [member] | US$ [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in exchange rate	5.00%	5.00%
Financial assets, class [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in exchange rate	5.00%	5.00%
Financial assets, class [member] | RMB [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in exchange rate	5.00%	5.00%
Financial liabilities, class [member] | US$ [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in exchange rate	5.00%	5.00%
Financial liabilities, class [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in exchange rate	5.00%	5.00%
Profit and Loss [member] | Financial assets, class [member] | US$ [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect of change in exchange rate	$ 261,492	$ 309,602
Profit and Loss [member] | Financial assets, class [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect of change in exchange rate	2,470	10,545
Profit and Loss [member] | Financial assets, class [member] | RMB [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect of change in exchange rate	1,979	38,228
Profit and Loss [member] | Financial liabilities, class [member] | US$ [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect of change in exchange rate	27,997	23,862
Profit and Loss [member] | Financial liabilities, class [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect of change in exchange rate	$ 33,887	$ 14,154